Stockholders' Equity - Summary of Changes in Repurchases of Common Stock and Warrants (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	3,225,441	3,053,447
Ending Balance	3,225,441	3,225,441	3,053,447
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchases of common stock			2,871,894
Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchases of common stock	0	171,994	181,553